Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2020
Summary of Principal Accounting Policies
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a) Basis of Presentation

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

A consolidated subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

U.S. GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

Consolidation through contractual arrangements

The Company had been engaged in the fund distribution business through contractual arrangements among its PRC subsidiary, Shanghai Noah Investment (Group) Co., Ltd (“Noah Group”), its PRC VIE, Noah Investment, and Noah Investment’s shareholders (“Registered Shareholders”). The Group relies on the contractual agreements with Noah Investment and the Registered Shareholders for a portion of its operations in the PRC, including the Group’s asset management business. Because of the contractual arrangements, the Company is able to consolidate the financial results of Noah Investment and its operating subsidiaries.

Since the Company does not have any equity interests in Noah Investment, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Noah Group, entered into a series of contractual arrangements with Noah Investment and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Noah Investment shareholders’ equity interests in it. These contractual arrangements include:

(i)Exclusive Option Agreement

Pursuant to an exclusive option agreement entered into by the Registered Shareholders and Noah Group in September 2007 (the “Exclusive Option Agreement”), the Registered Shareholders granted Noah Group or its third-party designee an irrevocable and exclusive option to purchase all or part of their equity interests in Noah Investment when and to the extent permitted by PRC law. The purchase price shall be the higher of the minimum amount required by PRC law or an amount determined by Noah Group. Noah Group may exercise such option at any time and from time to time until it has acquired all equity interests of Noah Investment. During the term of this agreement, the Registered Shareholders are prohibited from transferring their equity interests in Noah Investment to any third party, and Noah Investment is prohibited from declaring and paying any dividend without Noah Group’s prior consent.

(ii)Exclusive Support Service Agreement

Pursuant to an exclusive support service agreement entered into by Noah Investment and Noah Group in September 2007 (the “Exclusive Support Service Agreement”), Noah Investment has engaged Noah Group as its exclusive technical and operational consultant to support Noah Investment’s operational activities. Noah Group has agreed to provide certain support services to Noah Investment, including client management, technical and operational support and other services, for which Noah Investment has agreed to pay to Noah Group service fees determined based on actual services provided, which shall be the income of Noah Investment, less (i) expenses and costs, and (ii) the License Fee (as defined below). Noah Group is also obligated to grant Noah Investment licenses to use certain intellectual property rights, for which Noah Investment has agreed to pay license fees (the “License Fee”) at the rates set by the board of Noah Group.

(iii)Share Pledge Agreement

Pursuant to the share pledge agreement entered into by each of the Registered Shareholders and Noah Group in September 2007 (the “Share Pledge Agreement”), the Registered Shareholders pledged all of their equity interests in Noah Investment (the “Pledge Equity Interests”) to Noah Group as collateral to secure their obligations under the Exclusive Option Agreement and Noah Investment’s obligations under the Exclusive Support Service Agreement. In the case that Noah Investment increases its registered capital upon prior written consent of Noah Group, the Pledge Equity Interests shall include all the additional equity interests subscribed by the Registered Shareholders in such capital increase. If Noah Investment or the Registered Shareholders breach any of their respective obligations under the Exclusive Support Service Agreement or the Exclusive Option Agreement, Noah Group, as the pledgee, will be entitled to certain rights, including being repaid in priority by the proceeds from auction or sale of the Pledge Equity Interests. The share pledges under the Share Pledge Agreement have been registered with competent branches of State Administration for Market Regulation of the PRC.

(iv)Powers of Attorney

Each of the Registered Shareholders executed a power of attorney in September 2007 (the “Powers of Attorney”), respectively, to grant Noah Group or its designee the power of attorney to act on his or her behalf on all matters pertaining to Noah Investment and to exercise all of his or her rights as the registered shareholder of Noah Investment, including the right to attend shareholders meetings, appoint board members and senior management members, other voting rights and the right to transfer all or a part of his or her equity interests in Noah Investment. The Powers of Attorney shall remain irrevocable and effective during the period that the Registered Shareholders are shareholders of Noah Investment.

The term of the agreements under the contractual arrangements is ten years and will be automatically renewed upon expiration of each ten-year period if there has been no objection by each party thereunder.

The contractual arrangements provide the Company effective control over Noah Investment and its subsidiaries, while the Share Pledge Agreement secure the equity owners’ obligations under the relevant agreements. Because the Company, through Noah Group, has (i) the power to direct the activities of Noah Investment that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from Noah Investment, the Company is deemed the primary beneficiary of Noah Investment. Accordingly, the Group has consolidated the financial statements of Noah Investment since its inception. The aforementioned contractual agreements are effective agreements between a parent and a consolidated subsidiary, neither of which is separately accounted for in the consolidated financial statements (i.e. a call option on subsidiary shares under the Exclusive Option Agreement or a guarantee of subsidiary performance under the Share Pledge Agreement) or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Support Service Agreement).

The Company believes that the agreements underlying the contractual arrangements as described above that confer significant control and economic benefits from Noah Investment on the Company are enforceable under the relevant laws.

However, the aforementioned contractual arrangements with Noah Investment and the Registered Shareholders are subject to risks and uncertainties, including:

●	Noah Investment and the Registered Shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.
●	Noah Investment and the Registered Shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on Noah Investment or the Group, mandate a change in ownership structure or operations for Noah Investment or the Group, restrict Noah Investment or the Group’s use of financing sources or otherwise restrict Noah Investment or the Group’s ability to conduct business.
●	The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Share Pledge Agreement have been registered by the Registered Shareholders with the relevant office of the administration of industry and commerce, however, Noah Investment or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.
●	The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or Noah Investment have failed to comply with the legal obligations required to effectuate such contractual arrangements.
●	Under the current contractual arrangements, as a legal matter, if Noah Investment or the Registered Shareholders fail to perform their respective obligations under these contractual arrangements, the Group may have to incur substantial costs and expend additional resources to enforce such arrangements.

Consolidation of investment funds

In evaluating whether the investment funds in the legal form of limited partnership the Group manages as general partner are VIEs or not, the Group firstly assesses whether a simple majority or lower threshold of limited partnership interests, excluding interests held by the general partner, parties under common control of the general partner, or parties acting on behalf of the general partner, have substantive kick-out rights or participating rights. If such rights exist, the limited partnership is not deemed as a VIE and no further analysis will be performed. If the limited partnership is assessed to be a VIE, the Group will further assess whether there is any interest it has constituted a variable interest. The Group concludes that the service fees it earns, including carried interest earned in the capacity of general partner, are commensurate with the level of effort required to provide such services and are at arm’s length and therefore are not deemed as variable interests. Before 2015, all limited partnerships the Group managed as general partner had substantive kick-out rights exercisable by a simple-majority of non-related limited partners and therefore were not deemed as VIEs. Since 2015, not all the newly formed limited partnerships the Group manages as general partners have substantive kick-out rights exercisable by a simple-majority of non-related limited partners and therefore constitute VIEs. As a result, such limited partnerships are deemed as VIEs not consolidated by the Group due to the fact that the general partner interest to absorb losses or receive benefits is not potentially significant to the VIEs.

The Group determines whether it is a primary beneficiary of a VIE when it initially involves with a VIE and reconsiders that conclusion when facts and circumstances change.

In the second quarter of 2018, other third party investors subscribed equity interest of an investment fund consolidated by the Group, the Group's subscription percentage was diluted to a lower range such that the Group was no longer deemed as the primary beneficiary of and deconsolidated the fund. As of the date of deconsolidation, the Group's total assets and non-controlling interests were reduced by RMB87.8 million. In 2018, the Group also invested in another two investment funds which it served as general partner and it was deemed to have a controlling financial interest in both investment funds as of December 31, 2018, as a result, the Group's total assets, total liabilities and non-controlling interests were increased by RMB514.3 million (excluding the decrease in cash and cash equivalents of RMB193.2 million due to acquisition, net of cash acquired), RMB30.4 million and RMB290.7 million, respectively.

During the year ended December 31, 2020, the Group determined that it was no longer the primary beneficiary and deconsolidated an investment fund (consolidated in 2018) as a result of the withdrawal of partial investment by the Group. As of the date of deconsolidation, the Group's total assets, total liabilities and non-controlling interests were reduced by RMB757.8 million, RMB108.6 million and RMB649.2 million, respectively.

The Group assessed whether it was the primary beneficiary and consolidated or deconsolidated several funds during the years ended December 31, 2018, 2019 and 2020, other than the transactions described herein, the impact of which was immaterial.

The Group also manages the contractual funds which it manages as fund manager and earns management fee and/or performance-based income. The contractual funds are VIEs as the fund investors do not have substantive kick-out rights or participating rights. The Group from time to time invested in the contractual funds it manages for investment income. Such investments constitute variable interests to the contractual funds which are believed to be VIEs. The Group performed a quantitative analysis to determine if its interest could absorb losses or receive benefits that could potentially be significant to the VIEs and if it would be deemed to be the primary beneficiary of the VIEs.

The following amounts of Noah Investment and its subsidiaries and the consolidated funds were included in the Group’s consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group.

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Cash and cash equivalents	892,944	839,534	128,664
Restricted cash	2,509	3,585	549
Short-term investments	652,759	75,000	11,494
Accounts receivable, net	22,253	133,956	20,530
Amounts due from related parties, net	338,655	350,879	53,775
Loans receivables, net	102,829	104,673	16,042
Other current assets	23,048	31,613	4,844
Long-term investments	496,095	280,624	43,008
Investment in affiliates	843,866	740,452	113,479
Property and equipment, net	17,922	18,134	2,779
Operating lease right-of-use assets, net	19,059	19,010	2,913
Deferred tax assets	42,918	41,149	6,306
Other non-current assets	17,902	14,519	2,226
Total assets	3,472,759	2,653,128	406,609
Accrued payroll and welfare expenses	102,211	166,411	25,504
Income tax payable	63,333	99,889	15,309
Amounts due to the Group’s subsidiaries	583,347	143,454	21,985
Deferred revenue	24,363	8,016	1,229
Other current liabilities	159,193	171,753	26,322
Deferred tax liabilities	13,637	3,070	470
Operating lease liabilities, non-current	18,902	20,123	3,084
Total liabilities	964,986	612,716	93,903

	Years Ended December 31,
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue:
Revenues from others
One-time commissions	13,146	71,528	161,272	24,716
Recurring service fees	16,884	3,032	—	—
Performance-based income	531	—	—	—
Other service fees	91,538	124,837	84,752	12,988
Total revenues from others	122,099	199,397	246,024	37,704
Revenues from funds Gopher manages
One-time commissions	2,085	3,660	36,290	5,562
Recurring service fees	501,873	615,999	569,154	87,227
Performance-based income	92,127	53,010	133,276	20,425
Total revenues from funds Gopher manages	596,085	672,669	738,720	113,214
Total revenues	718,184	872,066	984,744	150,918
Less: VAT related surcharges	(3,715)	(4,916)	(6,155)	(943)
Net revenues	714,469	867,150	978,589	149,975
Total operating cost and expenses	(372,870)	(565,203)	(524,913)	(80,446)
Total other income	73,119	51,370	68,444	10,489
Net income	316,951	289,514	393,299	60,275
Net income attributable to Noah Holdings Limited shareholders	306,912	278,827	393,508	60,307
Cash flows provided by (used in) operating activities*	429,008	761,312	(409,359)	(62,737)
Cash flows (used in) provided by investing activities	(379,327)	(345,092)	357,026	54,717
Cash flows provided by financing activities	14,210	20,670	—	—
*	Cash flows provided by operating activities in 2018, 2019 and 2020 include amounts due to the Group’s subsidiaries of RMB606,440, RMB583,347 and RMB143,454 (US$21,985).

The VIEs contributed an aggregate of 21.7%, 25.6% and 29.6% of the consolidated net revenues for the years ended December 31, 2018, 2019 and 2020, respectively and an aggregate 39.4% and 33.5% of the consolidated net income for the years ended December 31, 2018 and 2019, respectively . For the year ended December 31, 2020, and the net income of the VIEs contributed an aggregate 36.2% of the consolidated net income excluding the settlement expenses. As of December 31, 2019 and 2020, the VIEs accounted for an aggregate of 35.4% and 28.2%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries, except for the cash held by the consolidated funds of which cash could only be used by the consolidated funds. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends. Please refer to Note 18 for disclosure of restricted net assets.

As of December 31, 2019 and 2020, the Group had some variable interests in various investment funds and contractual funds that were VIEs but were not consolidated by the Group as the Group was not determined to be the primary beneficiary of the funds. The maximum potential financial statement loss the Group could incur if the investment funds and contractual funds were to default on all of their obligations is (i) the loss of value of the interests in such investments that the Group holds, including equity investments recorded in investments in affiliates as well as debt securities investments recorded in short-term investments and long-term investments in the consolidated balance sheet, and (ii) any management fee and/or carried interest receivables as well as loans to the funds recorded in amounts due from related parties. The following table summarizes the Group’s maximum exposure to loss associated with identified non-consolidated VIEs in which it holds variable interests as of December 31, 2019 and 2020, respectively.

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties	88,415	47,024	7,207
Investments	471,602	599,328	91,851
Maximum exposure to loss in non-consolidated VIEs	560,017	646,352	99,058

The Group has not provided other form of financial support to these non-consolidated VIEs during the years ended December 31, 2019 and 2020, and had no liabilities, contingent liabilities, or guarantees (implicit or explicit) related to these non-consolidated VIEs as of December 31, 2019 and 2020.

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine valuation allowance for deferred tax assets, allowance for credit losses, fair value measurement of underlying investment portfolios of the funds that the Group invests, fair value of financial instruments, assumptions related to the consolidation of entities in which the Group holds variable interests, assumptions related to the valuation of share-based compensation, impairment of long-term investments and the determination of the incremental borrowing rates used for operating lease liabilities and loss contingencies.

(d) Concentration of Credit Risk

The Group is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, accounts receivable, amounts due from related parties, loan receivables, investments and receivables from financing lease service. All of the Group’s cash and cash equivalents and more than half of investments are held at financial institutions, Group’s management believes, to be high credit quality. The Group also invests in equity securities of private companies, of which no single equity security accounted for 2% of total assets as of December 31, 2019, and 2020. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk.

Credit of lending business is controlled by the application of credit approvals, limits and monitoring procedures. To minimize credit risk, the Group requires collateral in form of right to securities. The Group identifies credit risk on a customer by customer basis. The information is monitored regularly by management.

The credit risk of receivables from financial leasing service is principally concentrated in a customer, from which the Group requires guarantee deposits. During the Track Record Period, no credit loss occurred.

There were no investment product providers which accounted for 10% or more of total revenues for the years ended December 31, 2018, 2019 and 2020.

(e) Investments in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary.

The Group also considers it has significant influence over the funds that it serves as general partner or fund manager. For funds that the Group is not deemed the primary beneficiary of these funds, the equity method of accounting is accordingly used for investments by the Group in these funds. In addition, the investee funds meet the definition of an Investment Company under ASC 946 and are required to report their investment assets at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ operating result.

(f) Fair Value of Financial Instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As a practical expedient, the Group uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of certain investments. NAV is primarily determined based on information provided by external fund administrators. The Group’s investments valued at NAV as a practical expedient are certain private equity funds.

(g) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, money market funds and mutual funds, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased, presenting insignificant risk of changes in value.

As of December 31, 2019 and 2020, cash and cash equivalents of RMB54,741 and RMB8,335, respectively, was held by the consolidated funds. Cash and cash equivalents held by the consolidated funds represents cash that, although not legally restricted, is not available to general liquidity needs of the Group as the use of such funds is generally limited to the investment activities of the consolidated funds.

(h) Restricted Cash

The Group’s restricted cash primarily represents cash legally set aside for a specified purpose and cash deposits required by China Insurance Regulatory Commission for entities engaging in insurance agency or brokering activities in the PRC. Such cash cannot be withdrawn without the written approval of the China Insurance Regulatory Commission.

(i) Investments

The Group invests in debt securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities include marketable bond fund securities, trust products, asset management plans, contractual funds and real estate funds those have a stated maturity and normally pay a prospective fixed rate of return and secondary market equity fund products, the underlying assets of which are portfolios of equity investments in listed enterprises. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value deferred in other comprehensive income.

The Group records equity investments that are not subject to equity method of accounting at fair value, with gains and losses recorded through net earnings. In accordance with ASC 321, the Group elects the measurement alternative and records certain equity investments without readily determinable fair value at cost, less impairments, plus or minus observable price changes . The Group continues to apply the alternative measurement guidance until the investments have readily determinable fair values or become eligible for the NAV practical expedient. The Group may subsequently elect to measure such investments at fair value and the election of changing measurement approach is irrevocable.

Equity investments the Group elects to use measurement alternative are evaluated for impairment qualitatively at each reporting date based on various factors, including projected and historical financial performance, cash flow forecasts and financing needs, the regulatory and economic environment of the investee and overall health of the investee's industry. If impairment indicators of the investment are noted, the Group has to estimate the fair value of the investment in accordance with ASC 820. An impairment loss in net income will be recognized equal to the difference between the carrying value and fair value if the fair value is less than the investment’s carrying value.

Before the adoption of ASC 326, the Group reviewed its investments in debt except for those classified as trading securities for other-than-temporary impairment based on the specific identification method and considered available quantitative and qualitative evidence in evaluating potential impairment. The Group recognizes other-than-temporary impairment in earnings if it had the intent to sell the debt security or if it was more-likely-than-not that it would be required to sell the debt security before recovery of its amortized cost basis. For a debt security that the Company did not intend to sell nor was it more likely than not that the Company would be required to sell before recovery of its amortized cost, only the credit loss component was recognized in earnings and the cost basis of the security is written down accordingly. After the adoption of ASC 326 on January 1, 2020, the Group applies the current expected credit loss (“CECL”) model to held-to-maturity investments and the changes to the impairment model for available-for-sale investments on a modified retrospective basis (other than the investments that were other-than-temporarily impaired prior to the adoption, to which the adoption was on a prospective basis). After considering various factors, including historical experience, credit quality and other factors that may affect the Group's ability to collect the investments, the Group determined there was no cumulative effect from the adoption of ASC 326 as of January 1, 2020. For held-to-maturity investments, the Group evaluates credit loss upon acquisition at the pool level based on available information relevant to assessing the collectibility of cash flows. An expected credit loss will be recognized as an allowance through earnings if the net amount of cash flow expected to be collected is less than the amortized cost basis. For available-for-sale investments, the impairment model is generally consistent with the existing GAAP except that the credit loss is recorded through an allowance approach as opposed to a permanent write-down of cost basis.

(j) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet, earnings and other comprehensive income are attributed to controlling and non-controlling interests. The non-controlling interest was RMB861,493 and RMB91,860, respectively as of December 31, 2019 and 2020. The net loss attributable to non-controlling interests was RMB7,551 for the year ended December 31, 2018, and net income attributable to non-controlling interests were RMB34,608 and RMB1,703 for the years ended December 31, 2019 and 2020, respectively.

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31,
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net income (loss) attributable to Noah Holdings Limited shareholders	811,297	829,151	(745,225)	(114,212)
Transfers from the non-controlling interests:
Increase in Noah’s equity by acquiring equity interests from non-controlling interests	—	—	373	57
Increase in Noah’s capital from contribution of non-controlling interests	—	17,640	—	—
Net transfers from non-controlling interests	—	17,640	373	57
Change from net income (loss) attributable to Noah and transfers from non-controlling interests	811,297	846,791	(744,852)	(114,155)

(k) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3 - 5 years
Motor vehicles	5 years
Software	2 - 5 years
Buildings	30 years

Gains and losses from the disposal of property and equipment are included in income from operations.

(l) Revenue Recognition

On January 1, 2018, the Group adopted ASC 606, Revenue from Contracts with Customers using the modified retrospective method for all contracts not completed as of the date of adoption. Under the guidance of ASC 606, the Group is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Group satisfies its performance obligation. In determining the transaction price, the Group has included variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. Revenues are recorded, net of sales related taxes and surcharges.

The following table summarizes the Group’s main revenues streams from contracts with its customers:

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Consideration
One-time commissions - Fund distribution services	Point in time	Typically paid within a month after investment product established	Fixed
One-time commissions - Insurance brokerage services	Point in time	Typically paid within a month after insurance policy issued and/or renewed	Fixed and Variable
Recurring service fees	Over time	Typically quarterly, semi-annually or annually	Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed
Investor education services	Point in time	Typically paid at the beginning of each course	Fixed

Disaggregation of revenue

The Group derives revenue primarily from one-time commissions, recurring service fees and performance-based income paid by clients or investment product providers. The following tables show, by segment, revenue from contracts with customers disaggregated by service lines for the years ended December 31, 2018, 2019 and 2020:

	Year Ended December 31, 2018
	(Amount in Thousands)
	Wealth Management	Assets Management	Lending and other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	1,024,323	3,670	—	1,027,993
Recurring service fees	1,136,010	640,539	—	1,776,549
Performance-based income	44,309	99,325	—	143,634
Other service fees	113,570	8,225	240,091	361,886
Lending services	—	—	209,804	209,804
Investor education services	36,555	—	—	36,555
Other services(1)	77,015	8,225	30,287	115,527
Total revenues	2,318,212	751,759	240,091	3,310,062

	Year Ended December 31, 2019
	(Amount in Thousands)
	Wealth Management	Assets Management	Lending and other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	928,061	3,607	—	931,668
Recurring service fees	1,155,450	690,015	—	1,845,465
Performance-based income	23,430	89,655	—	113,085
Other service fees	222,912	4,274	295,772	522,958
Lending services	91,164	—	285,473	376,637
Investor education services	26,353	—	—	26,353
Other services(1)	105,395	4,274	10,299	119,968
Total revenues	2,329,853	787,551	295,772	3,413,176

	Year Ended December 31, 2020
	(Amount in Thousands)
	Wealth Management	Assets Management	Lending and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
One-time commissions	766,246	42,591	—	808,837
Recurring service fees	1,284,447	645,752	—	1,930,199
Performance-based income	205,305	184,220	—	389,525
Other service fees	123,458	7,451	65,242	196,151
Lending services	13,530	—	65,242	78,772
Investor education services	9,353	—	—	9,353
Other services(1)	100,575	7,451	—	108,026
Total revenues	2,379,456	880,014	65,242	3,324,712
(1)	The Group also provides other services including financial leasing, family trust and other services.

For the Group's revenues generated by the different geographic location, please see note 19 segment information.

One-time commissions

The Group earns one-time commissions from fund raising services provided to clients or investment product providers. The Group enters into one-time commission agreements with clients or investment product providers which specify the key terms and conditions of the arrangement. One-time commissions are separately negotiated for each transaction and generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges, and typically paid on or shortly after the transaction is completed. Upon establishment of an investment product, the Group earns a one-time commission from clients or investment product providers, calculated as a percentage of the investment products purchased by its clients. The Group defines the “establishment of an investment product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the investor referred by the Group has entered into a purchase or subscription contract with the relevant product provider and, if required, the investor has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of an investment product. After the contract is established, there are no significant judgments made when determining the one-time commission price. Therefore one-time commissions is recorded at point in time when the investment product is established. For certain contracts that require a portion of the payment be deferred until the end of the investment products’ life or other specified contingency, the Group evaluates each variable consideration and recognizes revenue only when the Group concludes that it is probable that changes in its estimate of such consideration will not result in significant reversals of revenue in subsequent periods.

The Group also earns one-time commissions from insurance companies by referring clients to purchase the insurance products from them, and recognizes revenues when the underlying insurance contracts become effective.

Recurring service fees

The Group also provides investment management services to investment funds and other vehicles in exchange for recurring service fees. Recurring service fees are determined based on the types of investment products the Group distributes and/or manages and are calculated as either (i) a percentage of the total capital commitments of investments made by the investors or (ii) as a percentage of the fair value of the total investment in the investment products, calculated daily. These customer contracts require the Group to provide investment management services, which represents a performance obligation that the Group satisfies over time. After the contract is established, there are no significant judgments made when determining the transaction price. As the Group provides these services throughout the contract term, for either method of calculating recurring service fees, revenue is calculated on a daily basis over the contract term. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Payment of recurring service fees are normally on a regular basis (typically quarterly or annually) and are not subject to clawback once determined.

Performance-based income

In a typical arrangement in which the Group serves as fund manager, and in some cases in which the Group serves as distributor, the Group is entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold based on the contract term. Such performance-based fees earned based on the performance of the underlying fund are a form of variable consideration in its contracts with customers to provide investment management services. Those performance-based income is typically calculated and distributed when the cumulative return of the fund can be determined. Performance-based income will not be recognized as revenue until (a) it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, or (b) the uncertainty associated with the variable consideration is subsequently resolved. At each reporting date, the Group updates its estimate of the transaction price and concludes that it cannot include its estimate of performance-based income in the transaction price because performance-based income has various possible consideration amounts and the experience that the Group has with similar contracts is of little predictive value in determining the future performance of the funds, thus the Group cannot conclude that it is probable that a significant reversal in the cumulative amount of revenue recognized would not occur.

Other service fees

The Group mainly derived other service fees from lending services, investor education services and other services.

Revenue from lending services represents interest income from loan origination services, and is recognized monthly in accordance with their contractual terms and recorded as part of other service fees in the consolidated statement of operations. The Group does not charge prepayment penalties from its customers.

The Group also provides investor education services, offering various types of training programs to HNW individuals and their families. Such programs normally last several days. The service fees charged to the attendees are not refundable. The revenues are recognized at point in time when the service is completed considering the programs normally last only for a few days.

Transaction price allocation

For certain contracts that the Group provides both fund raising and investment management services involving two separate performance obligations which belong to two major streams (i.e., one time and recurring services), the Group allocates transaction price between these two performance obligations at the relative stand-alone selling price (“SSP”). Judgment is required to determine the SSP for each distinct performance obligation. As the service fee rate for each service contained in the contract is typically negotiated separately, the Group determines that those fee rates are generally consistent with SSP, and can be deemed as the transaction price allocated to each performance obligation.

Accounts receivable

Timing of revenue recognition may differ from the timing of invoicing to customers. Amounts due from related parties (receivables from funds that Gopher manages) and accounts receivable represent amounts invoiced or the Group has the right to invoice, and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to consideration. As the Group is entitled to unconditional right to consideration in exchange for services transferred to customers, the Group therefore does not recognize any contract asset. The balances of accounts receivable as of December 31, 2019 and 2020 were substantially within one year.

Contract liability

Contract liability (deferred revenue) relates to unsatisfied performance obligations at the end of each reporting period which consists of cash payment received in advance for recurring service fees and/or from customers of investment management services. The prepayment was normally paid on a quarterly basis and the majority of the performance obligations are satisfied within one year. The amount of revenue recognized in 2018, 2019 and 2020 that was included in deferred revenue balance at the beginning of the year was RMB177.4 million, RMB133.5 million and RMB91.7 million, respectively.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

The Group expenses sales commissions as incurred when the amortization period is one year or less. Sales commission expenses are recorded within “Relationship manager compensation” in the consolidated statements of operations.

The Group assessed and concluded that there is no significant financing component given that the period between performance and payment is generally one year or less.

The Group has also applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Group recognizes revenue in proportion to the amount the Group has the right to invoice for services performed.

(m) VAT Related Surcharges

The Group is subject to Value-added Tax (“VAT”) and its related education surtax, urban maintenance and construction tax, on the services provided in the PRC. VAT and related surcharges are primarily levied based on revenues concurrent with a specific revenue-producing transaction. The applicable VAT rates include 3%, 6%, 11%, and 17%. From May 1, 2018, the VAT rate of 11% and 17% declined to 10% and 16%, and further reduced to 9% and 13% respectively from April 1, 2019. The applicable VAT rate for the Group’s PRC entities is mainly 6%. The Group records such VAT related surcharges on a net basis as a reduction of revenues.

(n) Compensation and benefits

Compensation and benefits mainly include salaries and commissions for relationship managers, share-based compensation expenses, bonus related to performance based income, salaries and bonuses for middle office and back office employees and social welfare benefits.

(o) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

(p) Share-Based Compensation

The Group recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The Group estimates the fair value of share options granted using the Black-Scholes option pricing model. The fair value of non-vested restricted shares is computed based on the fair value of the Group's ordinary shares on grant date. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. The computation of expected volatility is based on the fluctuation of the historical share price. Amortization of share-based compensation is presented in the consolidated statements of operations as compensationand benefits.

(q) Government Subsidies

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investment made by the Group in form of registered capital or taxable income generated by the Group in these local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. The Group does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received. Cash subsidies received were RMB62,583, RMB89,278 and RMB113,356 for the years ended December 31, 2018, 2019 and 2020, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

(r) Net Income (Loss) per Share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible notes and ordinary shares issuable upon the exercise of stock options and vest of non-vested restricted shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

(s) Leases

The Group as a lessee

In the first quarter of 2019, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Group adopted the new guidance using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application and not restating comparative periods. The Group also elected the package of practical expedients, which among other things, does not require reassessment of lease classification. Upon adoption, the Group recorded ROU assets of RMB309.9 million and lease liabilities of RMB330.8 million, resulting in no cumulative-effect adjustment to retained earnings as of January 1, 2019.

The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating leases are included in operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet and operating lease liabilities - short-term are recorded within other current liabilities. Operating lease assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. The Group uses its estimated incremental borrowing rates as of the commencement date in determining the present value of lease payments. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term at the lease commencement date. To determine the incremental borrowing rate used to calculate the present value of future lease payments, the Group uses information including the Group’s credit rating, interest rates of similar debt instruments of entities with comparable credit ratings, as applicable. Variable components of the lease payments such as utilities, maintenance costs are expensed as incurred and not included in determining the present value. The lease terms include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. The Group considers these options, which may be elected at the Group’s sole discretion, in determining the lease term on a lease-by-lease basis. Lease expense is recognized on a straight-line basis over the lease term.

The Group as a lessor

The Group enters into operating lease agreements for vehicles where the Group acts as the lessor, the Group keeps the underlying assets on the consolidated balance sheet and continues to depreciate the assets over its useful life. The lease income is recognized in “Net revenue - revenue from others - other service fees” on a straight-line basis over the lease term.

The Group also enters into sale and leaseback agreements as a buyer-lessor with a third party (seller-lessee) for motor vehicles. The seller-lessee has repurchase obligations to acquire these motor vehicles at the end of the lease terms, consequently under ASC 842 the transfers of the vehicles are determined to be failed sales and are treated as financing agreements. The Group records financing receivables from these transactions in other current assets and other non-current assets according to the remaining contract period. The difference between the gross investment in the lease and the present value of lease receivables is recorded as unearned income which is amortized to income over the lease term as finance lease interest income to produce a constant periodic rate of return on the net investment in the lease. Such income is included in “Net revenue - revenue from others - other service fees”.

(t) Foreign Currency Translation

The Company’s reporting currency is Renminbi (“RMB”). The Company’s functional currency is the United States dollar (“U.S. dollar or US$”). The Company’s operations are principally conducted through the subsidiaries and VIEs located in the PRC where RMB is the functional currency. For those subsidiaries and VIEs which are not located in the PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into RMB.

Assets and liabilities of the Group’s overseas entities denominated in currencies other than the RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Translations of amounts from RMB into US$ are included solely for the convenience of the readers and have been made at the rate of US$1 = RMB6.5250 on December 31, 2020, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

(u) Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income (loss) included net income (loss), foreign currency translation adjustments, change in fair value of available-for-sale investments and available-for-sale investments held by affiliates.

(v) Loan receivables, net

Loan receivables represent loans offered to the clients in the lending business. Loan receivables are initially recognized at fair value which is the cash disbursed to originate loans, measured subsequently at amortized cost using the effective interest method, net of allowance that reflects the Group’s best estimate of the amounts that will not be collected. The Group also transfers some of the loan receivables to unrelated third parties. The Group accounts for the transfer of loan receivables in accordance with ASC 860, Transfers and Servicing. As the loans are sold at par value, no gain or loss is recorded as a result. The Group’s continuing involvement subsequent to the transfer is limited to the services performed as a collection agent to collect and disburse cash flows received from the underlying receivables to the individual investors, and does not provide guarantee on the return of the receivables. The Group has no retained interests, servicing assets, or servicing liabilities related to the loans sold.

(w) Allowance for credit losses

On January 1, 2020, the Group adopted Accounting Standards Update No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, using the modified retrospective transition method. Upon adoption, the Group changed its impairment model to utilize a current expected credit losses model in place of the incurred loss methodology for financial instruments measured at amortized cost, including loans receivables, amount due from related parties, accounts receivable and other receivable, and held-to-maturities debt investments (see Note 2(i)). CECL estimates on those financial instruments are recorded as allowance for credit losses on the Group’s consolidated statements of operations. The cumulative effect adjustment from adoption was immaterial to the Group’s consolidated financial statements. The Group continues to monitor the financial implications of the COVID-19 pandemic on expected credit losses.

Allowance for loan losses. The Group calculates the allowance for CECL on loan receivables by using a loss-rate approach whereby the loss-rate is determined based on the expectation of future economic conditions, historical collection experience and the possibility of default. Such assumption also includes an estimate for uncollectible principal as well as unpaid interest and fees. Charge-offs of principal amounts, net of recoveries are deducted from the allowance. The allowance is maintained through an adjustment to the provision for loan loss and is evaluated for appropriateness. The changes of allowances for loan losses are detailed in Note 11.

Allowance for accounts receivable and other financial assets. The Group has identified the relevant risk characteristics of accounts receivable and amounts due from related parties which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include types of investment products that the Group distributes, the NAV of underlying funds and payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. When specific customers are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately. This is assessed at each quarter based on the Group’s specific facts and circumstances.

The Group evaluates CECL on other forms of financial assets, including other current assets and other non-current assets with the similar approach of accounts receivable. No provision was provided for such assets for the year ended December 31, 2020.

The following table summarizes the changes of allowances for each category of affected assets:

	(Amounts in thousands)
	Amounts due	Accounts	Loan receivables	Other financial
	from related parties	receivable	from factoring business	receivables
	RMB	RMB	RMB	RMB
Balance at beginning of 2019	—	—	—	—
Provisions	14,602	11,858	82,000	16,912
Write off	(14,602)	(11,858)	(82,000)	(16,912)
Balance at end of 2019	—	—	—	—
Provisions	4,006	29	—	—
Write off	—	(29)	—	—
Balance at end of 2020	4,006	—	—	—

As of December 31, 2018, no allowance of doubtful accounts was provided. During the year ended December 31, 2019, the Group made a full impairment provision of RMB82 million for loan receivables from factoring business and RMB12.8 million for amount due from related parties due to the Camsing Incident (as defined in Note 16).

(x) Financial Instruments Indexed to and Potentially Settled in the Company’s Stock

The Group evaluates all financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments. The Group considers a number of generally accepted accounting principles under U.S. GAAP to determine such treatment and evaluates the features of the instrument to determine the appropriate accounting treatment. For equity-linked financial instruments indexed to and potentially settled in the Company’s common stock that are determined to be classified as equity on the consolidated balance sheets, they are initially measured at their fair value and recognized as part of equity.

(y) Contingencies

On an ongoing basis, the Group assesses the potential liabilities related to any lawsuits or claims brought against it. While it is typically very difficult to determine the timing and ultimate outcome of these actions, the Group uses best estimate to determine if it is probable that the Group will incur an expense related to the settlement or final adjudication of these matters and whether a reasonable estimation of the probable loss, if any, can be made. The Group accrue a liability when a loss is probable and the amount of loss can be reasonably estimated. Due to the inherent uncertainties related to the eventual outcome of litigation and potential recovery, it is possible that disputed matters may be resolved for amounts materially different from any provisions or disclosures that the Group has previously made. See Note 21, "Contingencies," for further information.

(z) Accounting Standards Issued But Not Yet Implemented

In December 2019, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2019-12, a new accounting standard update to simplify the accounting for income taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intra period allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Group does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815), which clarifies the interaction of the accounting for equity securities under Topic 321, the accounting for equity method investments in Topic 323, and the accounting for certain forward contracts and purchased options in Topic 815. The Group will adopt the new standard effective January 1, 2021 and does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. This guidance will be effective for the Group in the first quarter of 2022 on a full or modified retrospective basis, with early adoption permitted. The Group does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.